[SRSY Letterhead]

Direct Dial - (215) 564-8048
1933 Act Rule 485(a)(1)
1933 Act File No. 002-73948
1940 Act File No. 811-03258

October 12, 2010

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	DFA Investment Dimensions Group Inc. File Nos. 002-73948 and 811-03258

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment Nos. 122/123 (the “Amendment”) to the Registration Statement of DFA Investment Dimensions Group Inc. (the “Registrant”).  The Amendment is being submitted to add one new class of shares, designated as the Class R2A shares, to the Emerging Markets Value Portfolio (the “Portfolio”), a series of the Registrant.

As noted on the facing sheet, the Amendment relates only to Class R2A shares of the Portfolio, and the Amendment does not affect the prospectuses and statements of additional information of the Registrant’s other series and classes of shares.

As discussed with Ms. Sterling, prior to the effective date of the Amendment, the Registrant intends to ask for acceleration of the Amendment.

Please direct any questions or comments relating to the Amendment and this filing to me at the above-referenced telephone number or, in my absence, to Mark A. Sheehan, Esquire at (215) 564-8027.

Very truly yours,

/s/ Jana L. Cresswell
Jana L. Cresswell